                                                    2000

Nationwide(R) VA Separate Account - B
June 30, 2000

[THE BEST OF AMERICA(R) LOGO]

                                                              SEMI-ANNUAL REPORT

AMERICA'S
EXCLUSIVE

ANNUITY(SM)

                                              [NATIONWIDE(R) LOGO]

                                   Nationwide Life and Annuity Insurance Company
                                            Home Office: Columbus, Ohio

APO-3233-J (06/00)

                              [NATIONWIDE(R) LOGO]

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                              PRESIDENT'S MESSAGE

               We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 2000 semi-annual report of the Nationwide VA Separate Account-B.

               During the first half of 2000 fixed income and equity markets took a hiatus from their recent advances. It appears the Federal Reserve's interest rate hikers are accomplishing the intended purpose. Recent economic statistics show some moderation in the areas of home and vehicles sales because of the higher interest costs. And, there are other favorable indications that the Fed may yet "glide" the economy to a soft landing. Inflation remains low. Sustained increases in worker productivity continue to dampen pricing pressures of an increasingly tight labor pool. Corporate profitability growth remains viable. An improving global economy bodes well for U.S. exporting businesses. While all this provides a positive backdrop, we expect the markets will continue jittery and volatile during the second half of the year as uncertainty over further Fed actions persists. However, we believe patient investors in financial assets will be amply rewarded when we move beyond this temporary respite.

               Nationwide Life was a forerunner in the variable annuity and variable life insurance business. We continue to develop new and innovative investment products to better meet your financial planning and retirement needs. And, we are equally committed to providing you, our valued customer, the exceptional level of customer service you expect and deserve.

                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 16, 2000

HOW TO READ THE SEMI-ANNUAL REPORT

This Semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-B. Rules and regulations of the United States Securities and Exchange Commission and recognized conventions of Generally Accepted Accounting Principals prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNER'S EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their market value as of the close of business on June 30, 2000. The mutual funds are listed in alphabetical order. The market value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total market value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

         ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners' but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by funds series may be found on page 23. This summary also includes investment return for the reporting period for each fund series.

STATEMENTS OF OPERATIONS AND STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The INVESTMENT ACTIVITY section shows income to the variable account for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Also shown are the mortality, expense and administration charges which are assessed through the daily unit value calculation and which represent an expense to the variable account and its contract owners. This section also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in market value of the underlying fund shares.

The EQUITY TRANSACTIONS section illustrates the receipt of purchase payments, as new contracts are sold or additional payments made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money.

The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

NOTES TO FINANCIAL STATEMENTS, beginning on page 20, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VA SEPARATE ACCOUNT-B

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2000
                                   (UNAUDITED)


ASSETS:
   Investments at market value:

      American Century VP - American Century VP Balanced (ACVPBal)
         465,642 shares (cost $3,512,493) ................................................................      $ 3,520,251

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         292,082 shares (cost $4,531,100) ................................................................        4,962,473

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         789,542 shares (cost $6,165,535) ................................................................        6,055,790

      American Century VP - American Century VP International (ACVPInt)
         2,451,311 shares (cost $28,105,222) .............................................................       28,337,156

      American Century VP - American Century VP Value (ACVPValue)
         333,664 shares (cost $1,876,954) ................................................................        1,808,458

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         173,421 shares (cost $6,212,847) ................................................................        6,947,261

      Dreyfus Stock Index Fund (DryStkIx)
         1,560,296 shares (cost $58,004,629) .............................................................       59,322,466

      Dreyfus IP - European Equity Portfolio (DryEuroEq)
         1,926 shares (cost $29,935) .....................................................................           30,590

      Dreyfus VIF - Appreciation Portfolio (DryAp)
         101,539 shares (cost $4,061,472) ................................................................        4,161,085

      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         162,684 shares (cost $3,657,213) ................................................................        4,096,385

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         1,039,543 shares (cost $25,268,701) .............................................................       23,815,940

      Fidelity VIP - Growth Portfolio (FidVIPGr)
         1,015,947 shares (cost $52,955,873) .............................................................       52,361,896

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         2,051,097 shares (cost $21,380,026) .............................................................       20,593,015

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         582,625 shares (cost $13,644,267) ...............................................................       13,668,393

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         648,854 shares (cost $11,106,409) ...............................................................       10,732,042

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         1,193,471 shares (cost $30,468,823) .............................................................       29,944,183

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         1,114,799 shares (cost $23,621,654) .............................................................       22,976,013

      Janus Aspen Series - Capital Appreciation Portfolio - Service Class (JanCapApp)
         25,379 shares (cost $796,203) ...................................................................          797,398

      Janus Aspen Series - Global Technology Portfolio - Service Class (JanGlTech)
         61,288 shares (cost $587,518) ...................................................................          601,853

      Janus Aspen Series - International Growth Portfolio - Service Class (JanIntGro)
         37,478 shares (cost $1,444,276) .................................................................        1,474,757

      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         41,271 shares (cost $301,418) ...................................................................          303,754

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         448,708 shares (cost $11,710,228) ...............................................................       11,603,592

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,113,145 shares (cost $12,223,682) .............................................................       12,122,151

      Nationwide SAT - Mid Cap Index Fund (NSATMidCap)
         486 shares (cost $6,608) ........................................................................            6,459

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         37,727,993 shares (cost $37,727,993) ............................................................       37,727,993

      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         67,888 shares (cost $631,499) ...................................................................          630,677

      Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
         911 shares (cost $16,973) .......................................................................           18,874

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         154,104 shares (cost $1,694,712) ................................................................        1,662,780

      Nationwide SAT - Small Company Fund (NSATSmCo)
         512,234 shares (cost $12,559,493) ...............................................................       12,191,163

      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         6,317 shares (cost $130,233) ....................................................................          135,630

      Nationwide SAT - Total Return Fund (NSATTotRe)
         589,703 shares (cost $11,280,772) ...............................................................       11,434,345

      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
         299,629 shares (cost $11,567,211) ...............................................................       11,877,310

      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         31,119 shares (cost $479,866) ...................................................................          508,491

      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         402,103 shares (cost $5,249,189) ................................................................        5,062,481

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         621,902 shares (cost $10,885,029) ...............................................................        9,931,768

      Oppenheimer - Aggressive Growth Fund/VA (OppAggGro)
         6,707 shares (cost $642,829) ....................................................................          648,170

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

      Oppenheimer - Bond Fund/VA (OppBdFd)
         654,160 shares (cost $7,737,670) ................................................................        7,071,465

      Oppenheimer - Global Securities Fund/VA (OppGlSec)
         449,094 shares (cost $14,226,286) ...............................................................       14,348,538

      Oppenheimer - Growth Fund/VA (OppGro)
         392,205 shares (cost $20,167,727) ...............................................................       20,057,382

      Oppenheimer - Main Street Growth & Income Fund/VA (OppGroInc)
         7,611 shares (cost $178,388) ....................................................................          177,711

      Oppenheimer - Multiple Strategies Fund/VA (OppMult)
         300,238 shares (cost $5,017,571) ................................................................        4,980,940

      Strong Opportunity Fund II, Inc. (StOpp2)
         410,216 shares (cost $10,566,520) ...............................................................       11,096,355

      Strong VIF - Strong Discovery Fund II (StDisc2)
         83,471 shares (cost $865,682) ...................................................................        1,061,745

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         138,429 shares (cost $1,997,489) ................................................................        1,996,153

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         134,197 shares (cost $1,382,618) ................................................................        1,363,442

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         135,423 shares (cost $1,692,170) ................................................................        1,691,427

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         52,352 shares (cost $598,702) ...................................................................          589,488

      Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         282,701 shares (cost $3,630,575) ................................................................        3,805,150

      Warburg Pincus Trust - Global Post Venture Capital Portfolio (WPGPVenCp)
         69,893 shares (cost $1,469,426) .................................................................        1,413,233

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         508,186 shares (cost $7,721,128) ................................................................        7,744,757

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         576,390 shares (cost $14,082,291) ...............................................................       15,464,544
                                                                                                                -----------
            Total investments ............................................................................      504,935,375
   Accounts receivable ...................................................................................           71,909
                                                                                                                -----------
            Total assets .................................................................................      505,007,284
ACCOUNTS PAYABLE .........................................................................................           41,517
                                                                                                                -----------
CONTRACT OWNERS' EQUITY (NOTE 4) .........................................................................    $ 504,965,767
                                                                                                                ===========

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                    Total                                 ACVPBal
                                                      ----------------------------------    ----------------------------------
                                                           2000               1999               2000               1999
                                                      ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $     7,654,865          9,238,628            107,025             84,936
  Mortality, expense and administration
     charges (note 2) .............................        (3,886,309)        (3,842,081)           (27,392)           (31,070)
                                                      ---------------    ---------------    ---------------    ---------------
     Net investment activity ......................         3,768,556          5,396,547             79,633             53,866
                                                      ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...........     1,226,954,304        778,825,069          1,301,552            785,180
  Cost of mutual fund shares sold .................    (1,213,580,374)      (760,072,287)        (1,363,986)          (861,096)
                                                      ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ..........        13,373,930         18,752,782            (62,434)           (75,916)
  Change in unrealized gain (loss) on investments .       (36,644,783)         4,938,357            (52,283)          (432,003)
                                                      ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ...............       (23,270,853)        23,691,139           (114,717)          (507,919)
                                                      ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ........................        23,013,305         11,514,871             67,398            586,056
                                                      ---------------    ---------------    ---------------    ---------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         3,511,008         40,602,557             32,314            132,003
                                                      ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         7,341,161         61,905,844             32,770            309,591
  Transfers between funds .........................              --                 --             (408,249)           234,793
  Redemptions .....................................       (64,614,727)       (54,623,228)          (310,167)          (374,800)
  Annuity benefits ................................           (15,711)            (7,786)              --                 --
  Adjustments to maintain reserves ................            71,537             22,661                 76                (47)
                                                      ---------------    ---------------    ---------------    ---------------
       Net equity transactions ....................       (57,217,740)         7,297,491           (685,570)           169,537

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       (53,706,732)        47,900,048           (653,256)           301,540
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       558,672,499        504,387,087          4,173,448          3,982,699
                                                      ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $   504,965,767        552,287,135          3,520,192          4,284,239
                                                      ===============    ===============    ===============    ===============

                                                                     ACVPCapAp                            ACVPIncGr
                                                        ----------------------------------    ----------------------------------
                                                             2000               1999               2000               1999
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................                --                 --               23,744                600
  Mortality, expense and administration
     charges (note 2) .............................             (33,741)           (16,702)           (36,525)           (18,248)
                                                        ---------------    ---------------    ---------------    ---------------
     Net investment activity ......................             (33,741)           (16,702)           (12,781)           (17,648)
                                                        ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...........           2,821,837          3,279,520          4,092,309          2,392,098
  Cost of mutual fund shares sold .................          (2,035,404)        (3,074,329)        (3,803,450)        (2,173,822)
                                                        ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ..........             786,433            205,191            288,859            218,276
  Change in unrealized gain (loss) on investments .            (308,896)            70,146           (449,380)            26,077
                                                        ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ...............             477,537            275,337           (160,521)           244,353
                                                        ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ........................             163,820               --                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........             607,616            258,635           (173,302)           226,705
                                                        ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................               9,082             80,331             67,471            375,930
  Transfers between funds .........................           1,005,354            709,432          3,335,669            608,944
  Redemptions .....................................            (312,832)          (180,488)          (415,605)          (505,961)
  Annuity benefits ................................                --                 --                 --                 --
  Adjustments to maintain reserves ................                 120                 24                444              2,206
                                                        ---------------    ---------------    ---------------    ---------------
       Net equity transactions ....................             701,724            609,299          2,987,979            481,119

NET CHANGE IN CONTRACT OWNERS' EQUITY .............           1,309,340            867,934          2,814,677            707,824
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......           3,653,233          1,551,448          3,241,260          2,478,206
                                                        ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............           4,962,573          2,419,382          6,055,937          3,186,030
                                                        ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                 ACVPInt                           ACVPValue
                                                      ------------------------------    ------------------------------
                                                          2000             1999             2000             1999
                                                      -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $      37,064             --             23,018           22,101
  Mortality, expense and administration
     charges (note 2) .............................        (212,924)        (109,830)         (14,389)         (19,125)
                                                      -------------    -------------    -------------    -------------
     Net investment activity ......................        (175,860)        (109,830)           8,629            2,976
                                                      -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold ...........     115,197,677       55,459,335        3,339,344        3,410,156
                                                      -------------    -------------    -------------    -------------
  Cost of mutual fund shares sold .................    (111,956,388)     (53,730,004)      (3,687,231)      (3,482,510)
     Realized gain (loss) on investments ..........       3,241,289        1,729,331         (347,887)         (72,354)
  Change in unrealized gain (loss) on investments .      (3,712,738)        (406,181)         169,752           65,481
                                                      -------------    -------------    -------------    -------------
     Net gain (loss) on investments ...............        (471,449)       1,323,150         (178,135)          (6,873)
                                                      -------------    -------------    -------------    -------------
  Reinvested capital gains ........................         554,157             --             58,898          209,382
                                                      -------------    -------------    -------------    -------------
        Net increase (decrease) in contract owners'
                                                      -------------    -------------    -------------    -------------
          equity resulting from operations ........         (93,152)       1,213,320         (110,608)         205,485
                                                      -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         183,997          902,934            4,652          269,885
  Transfers between funds .........................       6,206,804        2,659,014           46,085         (587,973)
  Redemptions .....................................      (2,096,466)        (959,339)        (265,561)        (156,832)
  Annuity benefits ................................          (2,837)          (1,154)            (799)            (702)
  Adjustments to maintain reserves ................           1,565              154              136               55
                                                      -------------    -------------    -------------    -------------
       Net equity transactions ....................       4,293,063        2,601,609         (215,487)        (475,567)
                                                      -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       4,199,911        3,814,929         (326,095)        (270,082)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      24,132,148       13,661,390        2,134,682        3,278,763
                                                      -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $  28,332,059       17,476,319        1,808,587        3,008,681
                                                      =============    =============    =============    =============

                                                                   DrySRGro                        DryStkIx
                                                      - ------------------------------    ------------------------------
                                                            2000             1999             2000             1999
                                                      - -------------    -------------    -------------    -------------
                                                      <
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $         1,092             --            295,002          294,197
  Mortality, expense and administration
     charges (note 2) .............................           (51,400)         (52,362)        (449,761)        (393,199)
                                                      - -------------    -------------    -------------    -------------
     Net investment activity ......................           (50,308)         (52,362)        (154,759)         (99,002)
                                                      - -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold ...........         2,347,713        1,720,685       34,645,918       23,219,799
                                                      - -------------    -------------    -------------    -------------
  Cost of mutual fund shares sold .................        (1,970,573)      (1,565,692)     (32,066,548)     (20,449,023)
     Realized gain (loss) on investments ..........           377,140          154,993        2,579,370        2,770,776
  Change in unrealized gain (loss) on investments .          (229,768)         667,057       (3,697,409)       2,516,697
                                                      - -------------    -------------    -------------    -------------
     Net gain (loss) on investments ...............           147,372          822,050       (1,118,039)       5,287,473
                                                      - -------------    -------------    -------------    -------------
  Reinvested capital gains ........................              --               --             72,276          226,425
                                                      - -------------    -------------    -------------    -------------
        Net increase (decrease) in contract owners'
                                                      - -------------    -------------    -------------    -------------
          equity resulting from operations ........            97,064          769,688       (1,200,522)       5,414,896
                                                      - -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................            77,183          547,064          399,119        5,315,897
  Transfers between funds .........................           384,292        2,550,141       10,283,122       (2,983,961)
  Redemptions .....................................        (1,159,196)        (714,019)     (11,062,850)      (3,927,569)
  Annuity benefits ................................              --               --               --               --
  Adjustments to maintain reserves ................               177               79            1,653              633
                                                      - -------------    -------------    -------------    -------------
       Net equity transactions ....................          (697,544)       2,383,265         (378,956)      (1,595,000)
                                                      - -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............          (600,480)       3,152,953       (1,579,478)       3,819,896
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......         7,547,914        5,450,670       60,903,502       54,094,842
                                                      - -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $     6,947,434        8,603,623       59,324,024       57,914,738
                                                      = =============    =============    =============    =============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                              DryEuroEq                     DryCapAp
                                                      --------------------------   --------------------------
                                                          2000           1999          2000           1999
                                                      -----------    -----------   -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $      --             --             219            286
  Mortality, expense and administration
     charges (note 2) .............................           (72)          --         (32,126)       (58,235)
                                                      -----------    -----------   -----------    -----------
     Net investment activity ......................           (72)          --         (31,907)       (57,949)
                                                      -----------    -----------   -----------    -----------

  Proceeds from mutual fund shares sold ...........       280,777           --       2,191,931     10,656,133
                                                      -----------    -----------   -----------    -----------
  Cost of mutual fund shares sold .................      (279,985)          --      (2,225,237)    (9,884,455)
     Realized gain (loss) on investments ..........           792           --         (33,306)       771,678
  Change in unrealized gain (loss) on investments .           655           --         109,493       (290,587)
                                                      -----------    -----------   -----------    -----------
     Net gain (loss) on investments ...............         1,447           --          76,187        481,091
                                                      -----------    -----------   -----------    -----------
  Reinvested capital gains ........................          --             --            --             --
                                                      -----------    -----------   -----------    -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         1,375           --          44,280        423,142
                                                      -----------    -----------   -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................          --             --          26,669        719,481
  Transfers between funds .........................        61,132           --        (650,320)     2,404,106
  Redemptions .....................................       (32,563)          --        (440,094)    (1,583,202)
  Annuity benefits ................................          --             --            --             --
  Adjustments to maintain reserves ................           374           --             119             11
                                                      -----------    -----------   -----------    -----------
       Net equity transactions ....................        28,943           --      (1,063,626)     1,540,396
                                                      -----------    -----------   -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............        30,318           --      (1,019,346)     1,963,538
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......          --             --       5,180,562      4,879,906
                                                      -----------    -----------   -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $    30,318           --       4,161,216      6,843,444
                                                      ===========    ===========   ===========    ===========

                                                                DryGrInc                       FidVIPEI
                                                        --------------------------    --------------------------
                                                            2000           1999           2000           1999
                                                        -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................          10,850         14,704        538,980        718,655
  Mortality, expense and administration
     charges (note 2) .............................         (28,346)       (24,526)      (199,611)      (348,799)
                                                        -----------    -----------    -----------    -----------
     Net investment activity ......................         (17,496)        (9,822)       339,369        369,856
                                                        -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold ...........         773,124        696,865     19,914,955     26,076,211
                                                        -----------    -----------    -----------    -----------
  Cost of mutual fund shares sold .................        (652,003)      (669,967)   (23,076,984)   (25,097,610)
     Realized gain (loss) on investments ..........         121,121         26,898     (3,162,029)       978,601
  Change in unrealized gain (loss) on investments .        (153,106)       311,627       (545,586)     1,978,323
                                                        -----------    -----------    -----------    -----------
     Net gain (loss) on investments ...............         (31,985)       338,525     (3,707,615)     2,956,924
                                                        -----------    -----------    -----------    -----------
  Reinvested capital gains ........................             915           --        2,030,575      1,588,606
                                                        -----------    -----------    -----------    -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         (48,566)       328,703     (1,337,671)     4,915,386
                                                        -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................           8,542        183,516        249,084      2,245,324
  Transfers between funds .........................         603,184       (108,972)    (5,773,184)    (8,293,751)
  Redemptions .....................................        (346,058)      (234,252)    (2,794,354)    (2,684,313)
  Annuity benefits ................................            --             --           (1,391)        (1,489)
  Adjustments to maintain reserves ................             109             29            581            470
                                                        -----------    -----------    -----------    -----------
       Net equity transactions ....................         265,777       (159,679)    (8,319,264)    (8,733,759)
                                                        -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............         217,211        169,024     (9,656,935)    (3,818,373)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       3,879,271      3,454,067     33,477,720     49,039,213
                                                        -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............       4,096,482      3,623,091     23,820,785     45,220,840
                                                        ===========    ===========    ===========    ===========


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                FidVIPGr                        FidVIPHI
                                                      ----------------------------    ----------------------------
                                                          2000            1999            2000            1999
                                                      ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $     62,410          62,752       1,788,472       3,049,368
  Mortality, expense and administration
     charges (note 2) .............................       (382,757)       (254,785)       (165,999)       (226,953)
                                                      ------------    ------------    ------------    ------------
     Net investment activity ......................       (320,347)       (192,033)      1,622,473       2,822,415
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........     34,597,792      27,338,277      19,233,790      28,163,035
                                                      ------------    ------------    ------------    ------------
  Cost of mutual fund shares sold .................    (31,813,011)    (24,546,188)    (20,843,274)    (30,075,512)
     Realized gain (loss) on investments ..........      2,784,781       2,792,089      (1,609,484)     (1,912,477)
  Change in unrealized gain (loss) on investments .     (6,762,936)     (2,445,544)     (1,356,262)      1,272,527
                                                      ------------    ------------    ------------    ------------
     Net gain (loss) on investments ...............     (3,978,155)        346,545      (2,965,746)       (639,950)
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................      6,209,756       3,945,522            --           113,995
                                                      ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
                                                      ------------    ------------    ------------    ------------
          equity resulting from operations ........      1,911,254       4,100,034      (1,343,273)      2,296,460
                                                      ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        297,722       2,930,869         159,342       1,583,663
  Transfers between funds .........................     12,208,590       4,003,999      (5,006,485)     (2,559,839)
  Redemptions .....................................     (7,268,809)     (2,703,742)     (2,253,663)     (1,752,475)
  Annuity benefits ................................         (3,015)         (1,725)           --              --
  Adjustments to maintain reserves ................         20,342             421             429             132
                                                      ------------    ------------    ------------    ------------
       Net equity transactions ....................      5,254,830       4,229,822      (7,100,377)     (2,728,519)
                                                      ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      7,166,084       8,329,856      (8,443,650)       (432,059)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     45,217,406      31,053,591      29,037,140      31,958,042
                                                      ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 52,383,490      39,383,447      20,593,490      31,525,983
                                                      ============    ============    ============    ============

                                                                   FidVIPOv                      FidVIPAM
                                                        ----------------------------    ----------------------------
                                                            2000            1999            2000            1999
                                                        ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................          165,188          82,634         371,852         365,259
  Mortality, expense and administration
     charges (note 2) .............................          (75,196)        (50,407)        (81,077)        (84,042)
                                                        ------------    ------------    ------------    ------------
     Net investment activity ......................           89,992          32,227         290,775         281,217
                                                        ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........      125,545,695      75,980,761       1,692,280       2,169,940
                                                        ------------    ------------    ------------    ------------
  Cost of mutual fund shares sold .................     (125,704,914)    (75,103,454)     (1,715,154)     (2,160,665)
     Realized gain (loss) on investments ..........         (159,219)        877,307         (22,874)          9,275
  Change in unrealized gain (loss) on investments .         (553,272)         17,403      (1,322,604)       (244,869)
                                                        ------------    ------------    ------------    ------------
     Net gain (loss) on investments ...............         (712,491)        894,710      (1,345,478)       (235,594)
                                                        ------------    ------------    ------------    ------------
  Reinvested capital gains ........................        1,040,239         133,280         876,057         462,661
                                                        ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
                                                        ------------    ------------    ------------    ------------
          equity resulting from operations ........          417,740       1,060,217        (178,646)        508,284
                                                        ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................           87,802         333,138          73,919       1,382,618
  Transfers between funds .........................        5,880,139       1,339,615        (226,353)      2,083,474
  Redemptions .....................................         (863,271)       (290,763)       (987,278)       (964,854)
  Annuity benefits ................................             --              --              --              --
  Adjustments to maintain reserves ................              131              80             352              80
                                                        ------------    ------------    ------------    ------------
       Net equity transactions ....................        5,104,801       1,382,070      (1,139,360)      2,501,318
                                                        ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............        5,522,541       2,442,287      (1,318,006)      3,009,602
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......        8,145,923       5,686,000      12,050,395       9,622,689
                                                        ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............       13,668,464       8,128,287      10,732,389      12,632,291
                                                        ============    ============    ============    ============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                               FidVIPCon                       FidVIPGrOp
                                                      ----------------------------    ----------------------------
                                                          2000            1999            2000            1999
                                                      ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    120,841         193,521         352,364         219,859
  Mortality, expense and administration
     charges (note 2) .............................       (241,823)       (274,748)       (162,030)       (175,380)
                                                      ------------    ------------    ------------    ------------
     Net investment activity ......................       (120,982)        (81,227)        190,334          44,479
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........      7,039,251      21,766,452      22,708,989      16,463,266
                                                      ------------    ------------    ------------    ------------
  Cost of mutual fund shares sold .................     (6,945,226)    (18,613,138)    (24,955,487)    (14,251,955)
     Realized gain (loss) on investments ..........         94,025       3,153,314      (2,246,498)      2,211,311
  Change in unrealized gain (loss) on investments .     (5,163,654)       (790,330)     (1,213,431)     (1,161,221)
                                                      ------------    ------------    ------------    ------------
     Net gain (loss) on investments ...............     (5,069,629)      2,362,984      (3,459,929)      1,050,090
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................      4,386,537       1,419,156       1,786,988         411,041
                                                      ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       (804,074)      3,700,913      (1,482,607)      1,505,610
                                                      ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        184,116       2,037,947           9,608         736,560
  Transfers between funds .........................      1,483,800      (5,967,067)      5,890,888        (703,038)
  Redemptions .....................................     (5,121,876)     (2,799,711)     (1,993,139)     (1,335,448)
  Annuity benefits ................................           (486)           --              --              --
  Adjustments to maintain reserves ................         20,289             391           3,893             189
                                                      ------------    ------------    ------------    ------------
       Net equity transactions ....................     (3,434,157)     (6,728,440)      3,911,250      (1,301,737)
                                                      ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     (4,238,231)     (3,027,527)      2,428,643         203,873
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     34,196,758      38,126,162      20,543,079      21,511,059
                                                      ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 29,958,527      35,098,635      22,971,722      21,714,932
                                                      ============    ============    ============    ============

                                                                 JanCapAp                        JanGlTech
                                                        ----------------------------   ----------------------------
                                                            2000            1999           2000            1999
                                                        ------------    ------------   ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................              318            --             --              --
  Mortality, expense and administration
     charges (note 2) .............................           (1,153)           --             (683)           --
                                                        ------------    ------------   ------------    ------------
     Net investment activity ......................             (835)           --             (683)           --
                                                        ------------    ------------   ------------    ------------

  Proceeds from mutual fund shares sold ...........           88,904            --           14,401            --
                                                        ------------    ------------   ------------    ------------
  Cost of mutual fund shares sold .................          (90,142)           --          (14,775)           --
     Realized gain (loss) on investments ..........           (1,238)           --             (374)           --
  Change in unrealized gain (loss) on investments .            1,194            --           14,335            --
                                                        ------------    ------------   ------------    ------------
     Net gain (loss) on investments ...............              (44)           --           13,961            --
                                                        ------------    ------------   ------------    ------------
  Reinvested capital gains ........................             --              --             --              --
                                                        ------------    ------------   ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........             (879)           --           13,278            --
                                                        ------------    ------------   ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................            5,875            --               12            --
  Transfers between funds .........................          824,086            --          589,509            --
  Redemptions .....................................          (31,684)           --             (947)           --
  Annuity benefits ................................             --              --             --              --
  Adjustments to maintain reserves ................             (430)           --             (241)           --
                                                        ------------    ------------   ------------    ------------
       Net equity transactions ....................          797,847            --          588,333            --
                                                        ------------    ------------   ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............          796,968            --          601,611            --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......             --              --             --              --
                                                        ------------    ------------   ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............          796,968            --          601,611            --
                                                        ============    ============   ============    ============


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                              JanIntGro                     MSEm,Mkt
                                                      --------------------------   --------------------------
                                                          2000           1999          2000           1999
                                                      -----------    -----------   -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $      --             --            --             --
  Mortality, expense and administration
     charges (note 2) .............................        (2,066)          --          (3,168)        (2,664)
                                                      -----------    -----------   -----------    -----------
     Net investment activity ......................        (2,066)          --          (3,168)        (2,664)
                                                      -----------    -----------   -----------    -----------

  Proceeds from mutual fund shares sold ...........       352,518           --       6,438,262      1,498,934
  Cost of mutual fund shares sold .................      (343,834)          --      (6,447,128)    (1,489,391)
     Realized gain (loss) on investments ..........         8,684           --          (8,866)         9,543
  Change in unrealized gain (loss) on investments .        30,482           --           5,766         17,248
     Net gain (loss) on investments ...............        39,166           --          (3,100)        26,791
                                                      -----------    -----------   -----------    -----------
  Reinvested capital gains ........................          --             --            --             --
                                                      -----------    -----------   -----------    -----------
        Net increase (decrease) in contract owners'
                                                      -----------    -----------   -----------    -----------
          equity resulting from operations ........        37,100           --          (6,268)        24,127
                                                      -----------    -----------   -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         2,222           --           6,317         37,705
  Transfers between funds .........................     1,701,956           --         322,605       (167,405)
  Redemptions .....................................      (266,521)          --        (211,651)       (50,111)
  Annuity benefits ................................          --             --            --             --
  Adjustments to maintain reserves ................          (655)          --               9              4
                                                      -----------    -----------   -----------    -----------
       Net equity transactions ....................     1,437,002           --         117,280       (179,807)
                                                      -----------    -----------   -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     1,474,102           --         111,012       (155,680)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......          --             --         192,751        338,131
                                                      -----------    -----------   -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 1,474,102           --         303,763        182,451
                                                      ===========    ===========   ===========    ===========

                                                                NSATCapAp                     NSATGvtBd
                                                        --------------------------    --------------------------
                                                            2000           1999           2000           1999
                                                        -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................          21,113         75,512        397,135        427,607
  Mortality, expense and administration
     charges (note 2) .............................         (87,404)      (216,960)       (97,955)      (113,831)
                                                        -----------    -----------    -----------    -----------
     Net investment activity ......................         (66,291)      (141,448)       299,180        313,776
                                                        -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold ...........       7,050,069     18,276,339      8,302,992      7,083,397
  Cost of mutual fund shares sold .................      (8,210,509)   (16,029,925)    (8,897,517)    (7,308,997)
     Realized gain (loss) on investments ..........      (1,160,440)     2,246,414       (594,525)      (225,600)
  Change in unrealized gain (loss) on investments .       1,068,970      1,176,291        725,536       (512,376)
     Net gain (loss) on investments ...............         (91,470)     3,422,705        131,011       (737,976)
                                                        -----------    -----------    -----------    -----------
  Reinvested capital gains ........................            --             --             --             --
                                                        -----------    -----------    -----------    -----------
        Net increase (decrease) in contract owners'
                                                        -----------    -----------    -----------    -----------
          equity resulting from operations ........        (157,761)     3,281,257        430,191       (424,200)
                                                        -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         152,082      2,215,491         45,473      1,521,766
  Transfers between funds .........................      (1,582,061)    (4,785,700)    (3,018,119)     1,319,667
  Redemptions .....................................      (1,352,264)    (2,746,087)      (901,955)    (1,151,013)
  Annuity benefits ................................            --             --             --             --
  Adjustments to maintain reserves ................             251            206            284            (33)
                                                        -----------    -----------    -----------    -----------
       Net equity transactions ....................      (2,781,992)    (5,316,090)    (3,874,317)     1,690,387
                                                        -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      (2,939,753)    (2,034,833)    (3,444,126)     1,266,187
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      14,543,584     29,628,162     15,566,559     15,073,995
                                                        -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............      11,603,831     27,593,329     12,122,433     16,340,182
                                                        ===========    ===========    ===========    ===========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                              NSATMidCap                      NSATMyMkt
                                                      ----------------------------   ----------------------------
                                                          2000            1999           2000            1999
                                                      ------------    ------------   ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $          8            --        1,702,687       1,550,479
  Mortality, expense and administration
     charges (note 2) .............................             (3)           --         (449,116)       (502,637)
                                                      ------------    ------------   ------------    ------------
     Net investment activity ......................              5            --        1,253,571       1,047,842
                                                      ------------    ------------   ------------    ------------

  Proceeds from mutual fund shares sold ...........              2            --      552,180,997     310,430,223
                                                      ------------    ------------   ------------    ------------
  Cost of mutual fund shares sold .................             (2)           --     (552,180,997)   (310,430,223)
     Realized gain (loss) on investments ..........           --              --             --              --
  Change in unrealized gain (loss) on investments .           (150)           --             --              --
                                                      ------------    ------------   ------------    ------------
     Net gain (loss) on investments ...............           (150)           --             --              --
                                                      ------------    ------------   ------------    ------------
  Reinvested capital gains ........................           --              --             --              --
                                                      ------------    ------------   ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........           (145)           --        1,253,571       1,047,842
                                                      ------------    ------------   ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................           --              --        4,251,834      31,822,044
  Transfers between funds .........................          6,603            --      (55,242,114)     18,751,847
  Redemptions .....................................           --              --       (9,162,896)    (20,106,106)
  Annuity benefits ................................           --              --             --              --
  Adjustments to maintain reserves ................           --              --              890          16,623
                                                      ------------    ------------   ------------    ------------
       Net equity transactions ....................          6,603            --      (60,152,286)     30,484,408
                                                      ------------    ------------   ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............          6,458            --      (58,898,715)     31,532,250
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......           --              --       96,627,605      51,148,025
                                                      ------------    ------------   ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $      6,458            --       37,728,890      82,680,275
                                                      ============    ============   ============    ============

                                                                 NSATMSectBd                    NSATSmCapG
                                                        ----------------------------   ----------------------------
                                                            2000            1999           2000            1999
                                                        ------------    ------------   ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................            9,064            --             --              --
  Mortality, expense and administration
     charges (note 2) .............................             (770)           --              (31)           --
                                                        ------------    ------------   ------------    ------------
     Net investment activity ......................            8,294            --              (31)           --
                                                        ------------    ------------   ------------    ------------

  Proceeds from mutual fund shares sold ...........        1,217,580            --            7,271            --
                                                        ------------    ------------   ------------    ------------
  Cost of mutual fund shares sold .................       (1,209,491)           --           (6,991)           --
     Realized gain (loss) on investments ..........            8,089            --              280            --
  Change in unrealized gain (loss) on investments .             (821)           --            1,900            --
                                                        ------------    ------------   ------------    ------------
     Net gain (loss) on investments ...............            7,268            --            2,180            --
                                                        ------------    ------------   ------------    ------------
  Reinvested capital gains ........................             --              --             --              --
                                                        ------------    ------------   ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........           15,562            --            2,149            --
                                                        ------------    ------------   ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................                1            --            1,886            --
  Transfers between funds .........................          617,429            --           14,839            --
  Redemptions .....................................           (2,420)           --             --              --
  Annuity benefits ................................             --              --             --              --
  Adjustments to maintain reserves ................             (787)           --             --              --
                                                        ------------    ------------   ------------    ------------
       Net equity transactions ....................          614,223            --           16,725            --
                                                        ------------    ------------   ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............          629,785            --           18,874            --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......             --              --             --              --
                                                        ------------    ------------   ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............          629,785            --           18,874            --
                                                        ============    ============   ============    ============


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                              NSATSmCapV                     NSATSmCo
                                                      --------------------------    --------------------------
                                                         2000           1999           2000           1999
                                                      -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $      --             --            2,990           --
  Mortality, expense and administration
     charges (note 2) .............................       (13,181)        (8,447)       (94,293)       (64,031)
                                                      -----------    -----------    -----------    -----------
     Net investment activity ......................       (13,181)        (8,447)       (91,303)       (64,031)
                                                      -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold ...........     6,494,663     10,922,184     14,355,721     13,492,734
                                                      -----------    -----------    -----------    -----------
  Cost of mutual fund shares sold .................    (6,385,925)   (10,661,838)   (11,204,756)   (12,547,974)
     Realized gain (loss) on investments ..........       108,738        260,346      3,150,965        944,760
  Change in unrealized gain (loss) on investments .        42,955        165,584     (2,112,338)      (263,334)
                                                      -----------    -----------    -----------    -----------
     Net gain (loss) on investments ...............       151,693        425,930      1,038,627        681,426
                                                      -----------    -----------    -----------    -----------
  Reinvested capital gains ........................          --           21,718           --             --
                                                      -----------    -----------    -----------    -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       138,512        439,201        947,324        617,395
                                                      -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         4,514         58,299        109,775        359,438
  Transfers between funds .........................       461,352      2,159,966        831,818        670,022
  Redemptions .....................................      (465,670)       (44,063)    (1,256,287)      (577,814)
  Annuity benefits ................................          --             --           (2,166)          (756)
  Adjustments to maintain reserves ................            39             27             (8)            75
                                                      -----------    -----------    -----------    -----------
       Net equity transactions ....................           235      2,174,229       (316,868)       450,965
                                                      -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       138,747      2,613,430        630,456      1,068,360
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     1,524,070        496,578     11,567,239      8,771,862
                                                      -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 1,662,817      3,110,008     12,197,695      9,840,222
                                                      ===========    ===========    ===========    ===========

                                                                NSATStrGro                   NSATTotRe
                                                        --------------------------   --------------------------
                                                           2000           1999          2000           1999
                                                        -----------    -----------   -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................            --             --          29,851         55,279
  Mortality, expense and administration
     charges (note 2) .............................            (191)          --         (84,674)       (98,881)
                                                        -----------    -----------   -----------    -----------
     Net investment activity ......................            (191)          --         (54,823)       (43,602)
                                                        -----------    -----------   -----------    -----------

  Proceeds from mutual fund shares sold ...........          25,452           --      12,020,487      9,105,845
                                                        -----------    -----------   -----------    -----------
  Cost of mutual fund shares sold .................         (24,342)          --     (12,306,642)    (8,250,525)
     Realized gain (loss) on investments ..........           1,110           --        (286,155)       855,320
  Change in unrealized gain (loss) on investments .           5,397           --         539,525        445,164
                                                        -----------    -----------   -----------    -----------
     Net gain (loss) on investments ...............           6,507           --         253,370      1,300,484
                                                        -----------    -----------   -----------    -----------
  Reinvested capital gains ........................            --             --            --            6,561
                                                        -----------    -----------   -----------    -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........           6,316           --         198,547      1,263,443
                                                        -----------    -----------   -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................           1,932           --          21,326      1,235,850
  Transfers between funds .........................         127,692           --      (1,380,144)      (714,034)
  Redemptions .....................................            (310)          --      (1,531,578)    (1,054,346)
  Annuity benefits ................................            --             --            --             --
  Adjustments to maintain reserves ................               1           --             297            116
                                                        -----------    -----------   -----------    -----------
       Net equity transactions ....................         129,315           --      (2,890,099)      (532,414)
                                                        -----------    -----------   -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............         135,631           --      (2,691,552)       731,029
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......            --             --      14,126,186     13,194,413
                                                        -----------    -----------   -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............         135,631           --      11,434,634     13,925,442
                                                        ===========    ===========   ===========    ===========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                NBAMTGro                       NBAMTGuard
                                                      ----------------------------    ----------------------------
                                                          2000            1999            2000            1999
                                                      ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $       --              --             9,101           2,390
  Mortality, expense and administration
     charges (note 2) .............................        (71,392)        (15,483)         (5,901)         (6,066)
                                                      ------------    ------------    ------------    ------------
     Net investment activity ......................        (71,392)        (15,483)          3,200          (3,676)
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........      7,305,054       2,624,715       2,941,597         961,804
                                                      ------------    ------------    ------------    ------------
  Cost of mutual fund shares sold .................     (6,341,409)     (2,471,064)     (2,915,731)       (860,129)
     Realized gain (loss) on investments ..........        963,645         153,651          25,866         101,675
  Change in unrealized gain (loss) on investments .       (844,501)       (275,288)        (40,773)         20,293
                                                      ------------    ------------    ------------    ------------
     Net gain (loss) on investments ...............        119,144        (121,637)        (14,907)        121,968
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................        785,729         102,839            --              --
                                                      ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        833,481         (34,281)        (11,707)        118,292
                                                      ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         68,094          99,708           4,571          53,569
  Transfers between funds .........................      5,160,619      (1,263,813)     (1,095,260)      1,080,573
  Redemptions .....................................     (1,041,764)       (206,068)       (125,082)       (229,566)
  Annuity benefits ................................           --              --              --              --
  Adjustments to maintain reserves ................            164               5              14               1
                                                      ------------    ------------    ------------    ------------
       Net equity transactions ....................      4,187,113      (1,370,168)     (1,215,757)        904,577
                                                      ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      5,020,594      (1,404,449)     (1,227,464)      1,022,869
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      6,856,877       3,260,519       1,735,967         691,579
                                                      ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 11,877,471       1,856,070         508,503       1,714,448
                                                      ============    ============    ============    ============

                                                                  NBAMTLMat                     NBAMTPart
                                                        ----------------------------    ----------------------------
                                                            2000            1999            2000            1999
                                                        ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................          336,354         473,933          90,079         291,657
  Mortality, expense and administration
     charges (note 2) .............................          (38,738)        (59,433)        (82,547)       (144,182)
                                                        ------------    ------------    ------------    ------------
     Net investment activity ......................          297,616         414,500           7,532         147,475
                                                        ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........        2,164,690       2,940,067       7,617,394      11,901,192
                                                        ------------    ------------    ------------    ------------
  Cost of mutual fund shares sold .................       (2,334,555)     (3,098,462)     (8,163,341)    (11,678,285)
     Realized gain (loss) on investments ..........         (169,865)       (158,395)       (545,947)        222,907
  Change in unrealized gain (loss) on investments .          (52,091)       (287,879)     (1,588,480)      1,058,621
                                                        ------------    ------------    ------------    ------------
     Net gain (loss) on investments ...............         (221,956)       (446,274)     (2,134,427)      1,281,528
                                                        ------------    ------------    ------------    ------------
  Reinvested capital gains ........................             --              --         1,915,674         507,229
                                                        ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........           75,660         (31,774)       (211,221)      1,936,232
                                                        ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................           51,190         696,882          57,541         934,857
  Transfers between funds .........................         (330,890)     (1,791,154)     (1,720,014)     (8,327,643)
  Redemptions .....................................         (274,140)       (934,285)     (1,225,418)     (1,156,760)
  Annuity benefits ................................             --              --            (1,155)           (769)
  Adjustments to maintain reserves ................              112              (3)            583             226
                                                        ------------    ------------    ------------    ------------
       Net equity transactions ....................         (553,728)     (2,028,560)     (2,888,463)     (8,550,089)
                                                        ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............         (478,068)     (2,060,334)     (3,099,684)     (6,613,857)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......        5,540,661       8,908,547      13,031,999      24,609,788
                                                        ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............        5,062,593       6,848,213       9,932,315      17,995,931
                                                        ============    ============    ============    ============


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                              OppAggGro                     OppBdFd
                                                      --------------------------   --------------------------
                                                          2000           1999          2000           1999
                                                      -----------    -----------   -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $      --             --         626,493        521,048
  Mortality, expense and administration
     charges (note 2) .............................          (895)          --         (56,007)       (76,940)
                                                      -----------    -----------   -----------    -----------
     Net investment activity ......................          (895)          --         570,486        444,108
                                                      -----------    -----------   -----------    -----------

  Proceeds from mutual fund shares sold ...........     2,796,062           --       1,737,492      2,992,177
  Cost of mutual fund shares sold .................    (2,694,109)          --      (1,874,126)    (3,048,525)
                                                      -----------    -----------   -----------    -----------
     Realized gain (loss) on investments ..........       101,953           --        (136,634)       (56,348)
  Change in unrealized gain (loss) on investments .         5,340           --        (354,643)      (675,002)
                                                      -----------    -----------   -----------    -----------
     Net gain (loss) on investments ...............       107,293           --        (491,277)      (731,350)
                                                      -----------    -----------   -----------    -----------
  Reinvested capital gains ........................          --             --            --           50,039
                                                      -----------    -----------   -----------    -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       106,398           --          79,209       (237,203)
                                                      -----------    -----------   -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         2,380           --          41,591        664,733
  Transfers between funds .........................       576,747           --      (1,107,095)      (977,695)
  Redemptions .....................................       (37,356)          --        (435,900)      (878,526)
  Annuity benefits ................................          --             --            --             --
  Adjustments to maintain reserves ................            10           --             139            (25)
                                                      -----------    -----------   -----------    -----------
       Net equity transactions ....................       541,781           --      (1,501,265)    (1,191,513)
                                                      -----------    -----------   -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       648,179           --      (1,422,056)    (1,428,716)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......          --             --       8,493,656     10,724,612
                                                      -----------    -----------   -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $   648,179           --       7,071,600      9,295,896
                                                      ===========    ===========   ===========    ===========

                                                                 OppGlSec                      OppGro
                                                       --------------------------    --------------------------
                                                           2000           1999           2000           1999
                                                       -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................         35,968        113,678         13,401         13,874
  Mortality, expense and administration
     charges (note 2) .............................        (97,132)       (73,762)      (121,738)       (24,655)
                                                       -----------    -----------    -----------    -----------
     Net investment activity ......................        (61,164)        39,916       (108,337)       (10,781)
                                                       -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold ...........     49,109,583      2,970,797     12,684,998        497,846
  Cost of mutual fund shares sold .................    (48,065,707)    (2,828,513)   (11,131,309)      (434,599)
                                                       -----------    -----------    -----------    -----------
     Realized gain (loss) on investments ..........      1,043,876        142,284      1,553,689         63,247
  Change in unrealized gain (loss) on investments .     (1,400,823)       729,268     (1,296,340)       279,855
                                                       -----------    -----------    -----------    -----------
     Net gain (loss) on investments ...............       (356,947)       871,552        257,349        343,102
                                                       -----------    -----------    -----------    -----------
  Reinvested capital gains ........................      2,010,402        318,556        715,120        152,407
                                                       -----------    -----------    -----------    -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      1,592,291      1,230,024        864,132        484,728
                                                       -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        186,306        522,256         39,564        174,904
  Transfers between funds .........................      2,943,047       (340,800)    11,413,782      3,155,009
  Redemptions .....................................     (1,222,603)      (619,891)    (2,371,723)      (364,884)
  Annuity benefits ................................         (2,885)        (1,192)          --             --
  Adjustments to maintain reserves ................             12            118            427             37
                                                       -----------    -----------    -----------    -----------
       Net equity transactions ....................      1,903,877       (439,509)     9,082,050      2,965,066
                                                       -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      3,496,168        790,515      9,946,182      3,449,794
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     10,845,594      9,946,491     10,111,617      1,405,954
                                                       -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............     14,341,762     10,737,006     20,057,799      4,855,748
                                                       ===========    ===========    ===========    ===========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                              OppGroInc                      OppMult
                                                      --------------------------   --------------------------
                                                         2000           1999          2000           1999
                                                      -----------    -----------   -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $      --             --         233,244        165,810
  Mortality, expense and administration
     charges (note 2) .............................          (229)          --         (36,931)       (35,884)
                                                      -----------    -----------   -----------    -----------
     Net investment activity ......................          (229)          --         196,313        129,926
                                                      -----------    -----------   -----------    -----------

  Proceeds from mutual fund shares sold ...........         5,312           --         936,931        863,451
  Cost of mutual fund shares sold .................        (5,383)          --        (944,881)      (873,005)
                                                      -----------    -----------   -----------    -----------
     Realized gain (loss) on investments ..........           (71)          --          (7,950)        (9,554)
  Change in unrealized gain (loss) on investments .          (677)          --        (237,733)         1,319
                                                      -----------    -----------   -----------    -----------
     Net gain (loss) on investments ...............          (748)          --        (245,683)        (8,235)
                                                      -----------    -----------   -----------    -----------
  Reinvested capital gains ........................          --             --         338,764        239,845
                                                      -----------    -----------   -----------    -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........          (977)          --         289,394        361,536
                                                      -----------    -----------   -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................          --             --          29,849        210,159
  Transfers between funds .........................       178,688           --         (40,485)      (356,011)
  Redemptions .....................................          --             --        (568,044)      (143,204)
  Annuity benefits ................................          --             --            --             --
  Adjustments to maintain reserves ................          --             --             120             24
                                                      -----------    -----------   -----------    -----------
       Net equity transactions ....................       178,688           --        (578,560)      (289,032)
                                                      -----------    -----------   -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       177,711           --        (289,166)        72,504
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......          --             --       5,270,225      4,950,413
                                                      -----------    -----------   -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $   177,711           --       4,981,059      5,022,917
                                                      ===========    ===========   ===========    ===========

                                                                 StOpp2                       StDisc2
                                                        --------------------------    --------------------------
                                                           2000           1999           2000           1999
                                                        -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................            --             --             --             --
  Mortality, expense and administration
     charges (note 2) .............................         (80,053)       (60,424)        (7,734)        (8,198)
                                                        -----------    -----------    -----------    -----------
     Net investment activity ......................         (80,053)       (60,424)        (7,734)        (8,198)
                                                        -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold ...........       6,754,253      3,809,954        430,829        844,049
  Cost of mutual fund shares sold .................      (5,394,232)    (3,778,753)      (359,399)      (973,570)
                                                        -----------    -----------    -----------    -----------
     Realized gain (loss) on investments ..........       1,360,021         31,201         71,430       (129,521)
  Change in unrealized gain (loss) on investments .        (957,160)       591,917         55,819       (100,076)
                                                        -----------    -----------    -----------    -----------
     Net gain (loss) on investments ...............         402,861        623,118        127,249       (229,597)
                                                        -----------    -----------    -----------    -----------
  Reinvested capital gains ........................            --          835,183           --          148,014
                                                        -----------    -----------    -----------    -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         322,808      1,397,877        119,515        (89,781)
                                                        -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................          51,742        327,444          7,219         50,166
  Transfers between funds .........................         488,855     (2,019,444)       (98,856)       (12,389)
  Redemptions .....................................        (686,545)      (406,313)      (127,803)       (72,924)
  Annuity benefits ................................            --             --             --             --
  Adjustments to maintain reserves ................             236            142             20              5
                                                        -----------    -----------    -----------    -----------
       Net equity transactions ....................        (145,712)    (2,098,171)      (219,420)       (35,142)
                                                        -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............         177,096       (700,294)       (99,905)      (124,923)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      10,919,497      9,715,041      1,161,674      1,138,651
                                                        -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............      11,096,593      9,014,747      1,061,769      1,013,728
                                                        ===========    ===========    ===========    ===========


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                StIntStk2                       VEWrldBd
                                                      ----------------------------    ----------------------------
                                                          2000            1999            2000            1999
                                                      ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $       --             5,672          74,475          81,369
  Mortality, expense and administration
     charges (note 2) .............................        (14,889)         (8,845)        (10,029)        (13,941)
                                                      ------------    ------------    ------------    ------------
     Net investment activity ......................        (14,889)         (3,173)         64,446          67,428
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........     18,907,173       1,988,976       1,199,269         720,415
  Cost of mutual fund shares sold .................    (18,251,004)     (2,032,955)     (1,332,313)       (740,645)
                                                      ------------    ------------    ------------    ------------
     Realized gain (loss) on investments ..........        656,169         (43,979)       (133,044)        (20,230)
  Change in unrealized gain (loss) on investments .       (575,001)        153,272          44,333        (240,408)
                                                      ------------    ------------    ------------    ------------
     Net gain (loss) on investments ...............         81,168         109,293         (88,711)       (260,638)
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................           --              --              --            36,356
                                                      ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         66,279         106,120         (24,265)       (156,854)
                                                      ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         33,567          30,942          18,188          42,772
  Transfers between funds .........................       (202,836)       (667,485)        (66,869)       (226,751)
  Redemptions .....................................       (132,939)        (61,467)        (88,421)       (202,012)
  Annuity benefits ................................           --              --              --              --
  Adjustments to maintain reserves ................             12              19            (135)            (17)
                                                      ------------    ------------    ------------    ------------
       Net equity transactions ....................       (302,196)       (697,991)       (137,237)       (386,008)
                                                      ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       (235,917)       (591,871)       (161,502)       (542,862)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      2,232,088       1,375,282       1,524,816       2,197,517
                                                      ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $  1,996,171         783,411       1,363,314       1,654,655
                                                      ============    ============    ============    ============

                                                                  VEWrldEMkt                     VEWrldHAs
                                                        ----------------------------    ----------------------------
                                                            2000            1999            2000            1999
                                                        ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................             --              --            10,192          11,193
  Mortality, expense and administration
     charges (note 2) .............................          (20,432)        (11,017)         (5,275)         (6,509)
                                                        ------------    ------------    ------------    ------------
     Net investment activity ......................          (20,432)        (11,017)          4,917           4,684
                                                        ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........       11,120,262      10,441,127       2,735,351       8,803,055
  Cost of mutual fund shares sold .................      (11,080,011)     (9,855,502)     (2,686,906)     (8,686,114)
                                                        ------------    ------------    ------------    ------------
     Realized gain (loss) on investments ..........           40,251         585,625          48,445         116,941
  Change in unrealized gain (loss) on investments .         (379,903)         79,570         (43,019)         37,619
                                                        ------------    ------------    ------------    ------------
     Net gain (loss) on investments ...............         (339,652)        665,195           5,426         154,560
                                                        ------------    ------------    ------------    ------------
  Reinvested capital gains ........................             --              --              --              --
                                                        ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         (360,084)        654,178          10,343         159,244
                                                        ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................           23,200          40,809           2,107           6,631
  Transfers between funds .........................         (259,498)      2,591,443        (248,482)         42,855
  Redemptions .....................................         (274,238)       (139,385)       (126,082)       (173,095)
  Annuity benefits ................................             (977)           --              --              --
  Adjustments to maintain reserves ................            1,067              50          (1,762)             44
                                                        ------------    ------------    ------------    ------------
       Net equity transactions ....................         (510,446)      2,492,917        (374,219)       (123,565)
                                                        ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............         (870,530)      3,147,095        (363,876)         35,679
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......        2,556,931       1,071,134         953,300         880,479
                                                        ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............        1,686,401       4,218,229         589,424         916,158
                                                        ============    ============    ============    ============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                MSRESec                      WPGPVenCp
                                                      --------------------------    --------------------------
                                                          2000           1999           2000           1999
                                                      -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $   164,271        340,255           --             --
  Mortality, expense and administration
     charges (note 2) .............................       (27,221)       (39,835)       (13,643)        (5,331)
                                                      -----------    -----------    -----------    -----------
     Net investment activity ......................       137,050        300,420        (13,643)        (5,331)
                                                      -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold ...........     4,933,765      3,329,977      1,592,866        534,755
  Cost of mutual fund shares sold .................    (4,965,244)    (4,049,883)    (1,147,583)      (471,722)
                                                      -----------    -----------    -----------    -----------
     Realized gain (loss) on investments ..........       (31,479)      (719,906)       445,283         63,033
  Change in unrealized gain (loss) on investments .       368,176        775,695       (463,497)        19,672
                                                      -----------    -----------    -----------    -----------
     Net gain (loss) on investments ...............       336,697         55,789        (18,214)        82,705
                                                      -----------    -----------    -----------    -----------
  Reinvested capital gains ........................          --             --             --             --
                                                      -----------    -----------    -----------    -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       473,747        356,209        (31,857)        77,374
                                                      -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        20,842        343,916         32,772         45,376
  Transfers between funds .........................      (171,099)    (1,731,893)       182,271       (201,431)
  Redemptions .....................................      (380,108)      (525,762)      (274,679)       (57,924)
  Annuity benefits ................................          --             --             --             --
  Adjustments to maintain reserves ................            95             32             11              3
                                                      -----------    -----------    -----------    -----------
       Net equity transactions ....................      (530,270)    (1,913,707)       (59,625)      (213,976)
                                                      -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       (56,523)    (1,557,498)       (91,482)      (136,602)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     3,861,765      6,560,195      1,504,730        886,812
                                                      -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 3,805,242      5,002,697      1,413,248        750,210
                                                      ===========    ===========    ===========    ===========

                                                                 WPIntEq                     WPSmCoGr
                                                       --------------------------    --------------------------
                                                           2000           1999           2000           1999
                                                       -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................           --             --             --             --
  Mortality, expense and administration
     charges (note 2) .............................        (46,859)       (44,591)      (118,807)       (61,123)
                                                       -----------    -----------    -----------    -----------
     Net investment activity ......................        (46,859)       (44,591)      (118,807)       (61,123)
                                                       -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold ...........     78,022,070     47,053,407      7,685,100      5,159,936
  Cost of mutual fund shares sold .................    (77,334,218)   (46,343,489)    (4,141,007)    (5,388,779)
                                                       -----------    -----------    -----------    -----------
     Realized gain (loss) on investments ..........        687,852        709,918      3,544,093       (228,843)
  Change in unrealized gain (loss) on investments .       (388,973)         5,542     (3,576,163)       581,187
                                                       -----------    -----------    -----------    -----------
     Net gain (loss) on investments ...............        298,879        715,460        (32,070)       352,344
                                                       -----------    -----------    -----------    -----------
  Reinvested capital gains ........................           --             --             --             --
                                                       -----------    -----------    -----------    -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        252,020        670,869       (150,877)       291,221
                                                       -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         66,824        175,199        129,287        280,180
  Transfers between funds .........................      2,539,074        841,395      2,258,382     (2,418,046)
  Redemptions .....................................       (560,018)      (465,049)    (1,753,899)    (1,088,805)
  Annuity benefits ................................           --             --             --             --
  Adjustments to maintain reserves ................         19,939             66             33             10
                                                       -----------    -----------    -----------    -----------
       Net equity transactions ....................      2,065,819        551,611        633,803     (3,226,661)
                                                       -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      2,317,839      1,222,480        482,926     (2,935,440)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      5,427,011      6,610,263     14,981,656     10,973,897
                                                       -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............      7,744,850      7,832,743     15,464,582      8,038,457
                                                       ===========    ===========    ===========    ===========


See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 2000 AND 1999
                                   (UNAUDITED)



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP)
                American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                Dreyfus IP - European Equity Portfolio (DryEuroEq)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryAp)
                Dreyfus VIF - Growth andIncome Portfolio (DryGrInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolios of the Janus Aspen Series (Janus AS);
                Janus AS - Capital Appreciation Portfolio (JanCapAp) Janus AS - Global Technology Portfolio (JanGlTech) Janus AS - International Growth Portfolio (JanIntGro)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Mid Cap Index Fund (NSATMidCap)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Small Cap Growth Fund (NSATSmCapG) Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger &Berman AMT);
                Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
                Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer - Aggressive Growth Fund/VA (OppAggGr)
                Oppenheimer - Bond Fund/VA (OppBdFd)
                Oppenheimer - Global Securities Fund/VA (OppGlSec)
                Oppenheimer - Growth Fund/VA (OppGro)
                Oppenheimer - Main Street Growth & Income Fund/VA (OppGroInc) Oppenheimer - Multiple Strategies Fund/VA (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen Life Investment Trust (Van Kampen
              LIT);
                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Global Post Venture Capital Portfolio (WPGPVenCap)
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At June 30, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.20%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)   COMPONENTS OF CONTRACT OWNERS' EQUITY

      The following is a summary of contract owners' equity at June 30, 2000:

                                                                                                                   PERIOD
     Contract owners' equity represented by:                 UNITS                 UNIT VALUE                      RETURN(b)
                                                           --------                ----------                      ---------
      American Century VP -
      American Century VP Balanced:
         Tax qualified ..............................         60,455               $ 15.431048  $  932,884             0%
         Non-tax qualified ..........................        167,669                 15.431048   2,587,308             0%
      American Century VP -
      American Century VP Capital Appreciation:
         Tax qualified ..............................         80,831                 16.279327   1,315,874            17%
         Non-tax qualified ..........................        224,008                 16.279327   3,646,699            17%
      American Century VP -
      American Century VP Income & Growth:
         Tax qualified ..............................        161,151                 12.041182   1,940,449            (4)%
         Non-tax qualified ..........................        341,784                 12.041182   4,115,483            (4)%
      American Century VP -
      American Century VP International:
         Tax qualified ..............................        319,033                 23.000608   7,337,953            (7)%
         Non-tax qualified ..........................        911,995                 23.000608  20,976,439            (7)%
      American Century VP -
      American Century VP Value:
         Tax qualified ..............................         32,733                 12.122333     396,800            (5)%
         Non-tax qualified ..........................        116,024                 12.122333   1,406,482            (5)%
      The Dreyfus Socially Responsible
      Growth Fund, Inc.:
         Tax qualified ..............................        132,660                 24.018088   3,186,240             2%
         Non-tax qualified ..........................        156,599                 24.018088   3,761,209             2%
      Dreyfus Stock Index Fund:
         Tax qualified ..............................      1,028,891                 22.623849  23,277,475            (1)%
         Non-tax qualified ..........................      1,593,299                 22.623849  36,046,556            (1)%
      Dreyfus IP - European Equity Portfolio:
         Tax qualified ..............................          1,440                  9.754927      14,047            (2)%(a)
         Non-tax qualified ..........................          1,668                  9.754927      16,271            (2)%(a)
      Dreyfus VIF - Appreciation Portfolio:
         Tax qualified ..............................         95,535                 14.650233   1,399,610             2%
         Non-tax qualified ..........................        188,502                 14.650233   2,761,598             2%
      Dreyfus VIF - Growth and Income Portfolio:
         Tax qualified ..............................        115,802                 14.284486   1,654,172            (2)%
         Non-tax qualified ..........................        170,976                 14.284486   2,442,304            (2)%
      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified ..............................        487,471                 15.410951   7,512,392            (3)%
         Non-tax qualified ..........................      1,057,664                 15.410951  16,299,608            (3)%
      Fidelity VIP - Growth Portfolio:
         Tax qualified ..............................        744,462                 26.144369  19,463,489             4%
         Non-tax qualified ..........................      1,258,388                 26.144369  32,899,760             4%
      Fidelity VIP - High Income Portfolio:
         Tax qualified ..............................        546,173                 12.076463   6,595,838            (6)%
         Non-tax qualified ..........................      1,159,085                 12.076463  13,997,647            (6)%
      Fidelity VIP - Overseas Portfolio:
         Tax qualified ..............................        153,980                 17.664686   2,720,008            (6)%
         Non-tax qualified ..........................        619,793                 17.664686  10,948,449            (6)%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                                                                                                                   PERIOD
                                                             UNITS                 UNIT VALUE                      RETURN(b)
                                                           --------                ----------                      ---------
      Fidelity VIP-II - Asset Manager Portfolio:
         Tax qualified ..............................        174,032                 16.050358   2,793,276            (1)%
         Non-tax qualified ..........................        494,638                 16.050358   7,939,117            (1)%
      Fidelity VIP-II - Contrafund Portfolio:
         Tax qualified ..............................        400,921                 22.21554    8,906,677            (2)%
         Non-tax qualified ..........................        947,452                 22.21554   21,048,158            (2)%
      Fidelity VIP-III -
      Growth Opportunities Portfolio:
         Tax qualified ..............................        595,015                 13.187046   7,846,490            (4)%
         Non-tax qualified ..........................      1,146,977                 13.187046  15,125,238            (4)%
      Janus Aspen Series - Capital Appreciation
      Portfolio - Service Class:
         Tax qualified ..............................         10,876                  9.299486     101,141            (7)%(a)
         Non-tax qualified ..........................         74,824                  9.299486     695,825            (7)%(a)
      Janus Aspen Series - Global Technology
      Portfolio - Service Class:
         Tax qualified ..............................         26,848                 10.078773     270,595             1%(a)
         Non-tax qualified ..........................         32,843                 10.078773     331,017             1%(a)
      Janus Aspen Series - International Growth
      Portfolio - Service Class:
         Tax qualified ..............................         48,162                  9.721625     468,213            (3)%(a)
         Non-tax qualified ..........................        103,469                  9.721625   1,005,887            (3)%(a)
      Morgan Stanley -
      Emerging Markets Debt Portfolio:
         Tax qualified ..............................          9,689                  9.328919      90,388             6%
         Non-tax qualified ..........................         22,872                  9.328919     213,371             6%
      Nationwide SAT - Capital Appreciation Fund:
         Tax qualified ..............................        183,537                 20.765687   3,811,272             0%
         Non-tax qualified ..........................        375,262                 20.765687   7,792,573             0%
      Nationwide SAT - Government Bond Fund:
         Tax qualified ..............................        326,730                 11.701224   3,823,141             3%
         Non-tax qualified ..........................        709,267                 11.701224   8,299,292             3%
      Nationwide SAT - Mid Cap Index Fund:
         Non-tax qualified ..........................            655                  9.855355       6,455            (1)%(a)
      Nationwide SAT - Money Market Fund:
         Tax qualified ..............................        948,152                 11.720971  11,113,262             2%
         Non-tax qualified ..........................      2,270,770                 11.720971  26,615,629             2%
      Nationwide SAT - Multi-Sector Bond Fund:
         Tax qualified ..............................         25,614                 10.153955     260,083             2%(a)
         Non-tax qualified ..........................         36,409                 10.153955     369,695             2%(a)
      Nationwide SAT - Small Cap Growth Fund:
         Non-tax qualified ..........................          1,857                 10.162596      18,872             2%(a)
      Nationwide SAT - Small Cap Value Fund:
         Tax qualified ..............................         42,544                 11.829432     503,271            10%
         Non-tax qualified ..........................         98,022                 11.829432   1,159,545            10%
      Nationwide SAT - Small Company Fund:
         Tax qualified ..............................        171,992                 21.215310   3,648,864             7%
         Non-tax qualified ..........................        402,280                 21.215310   8,534,495             7%

                                                                                                                   PERIOD
                                                             UNITS                 UNIT VALUE                      RETURN(b)
                                                           --------                ----------                      ---------
      Nationwide SAT - Strategic Growth Fund:
         Tax qualified ..............................          1,056                 10.093688      10,659             1%(a)
         Non-tax qualified ..........................         12,381                 10.093688     124,970             1%(a)
      Nationwide SAT - Total Return Fund:
         Tax qualified ..............................        249,541                 18.683819   4,662,379             3%
         Non-tax qualified ..........................        362,467                 18.683819   6,772,268             3%
      Neuberger Berman AMT - Growth Portfolio:
         Tax qualified ..............................        139,359                 25.478752   3,550,693            13%
         Non-tax qualified ..........................        326,813                 25.478752   8,326,787            13%
      Neuberger Berman AMT -
      Guardian Portfolio:
         Tax qualified ..............................         25,375                 10.816571     274,470             3%
         Non-tax qualified ..........................         21,637                 10.816571     234,038             3%
      Neuberger Berman AMT -
      Limited Maturity Bond Portfolio:
         Tax qualified ..............................        143,102                 11.180616   1,599,969             1%
         Non-tax qualified ..........................        309,699                 11.180616   3,462,626             1%
      Neuberger Berman AMT - Partners Portfolio:
         Tax qualified ..............................        182,660                 16.999214   3,105,076            (1)%
         Non-tax qualified ..........................        401,158                 16.999214   6,819,371            (1)%
      Oppenheimer - Aggressive Growth Fund/VA:
         Tax qualified ..............................         31,335                 10.658929     333,998             7%(a)
         Non-tax qualified ..........................         29,476                 10.658929     314,183             7%(a)
      Oppenheimer - Bond Fund/VA:
         Tax qualified ..............................        153,567                 11.453095   1,758,817             1%
         Non-tax qualified ..........................        463,873                 11.453095   5,312,782             1%
      Oppenheimer - Global Securities Fund/VA:
         Tax qualified ..............................        154,724                 26.146927   4,045,557            10%
         Non-tax qualified ..........................        393,030                 26.146927  10,276,527            10%
      Oppenheimer - Growth Fund/VA:
         Tax qualified ..............................        509,225                 19.311148   9,833,719             9%
         Non-tax qualified ..........................        529,439                 19.311148  10,224,075             9%
      Oppenheimer -
      Main Street Growth & Income Fund/VA:
         Tax qualified ..............................          3,207                  9.920895      31,816            (1)%(a)
         Non-tax qualified ..........................         14,706                  9.920895     145,897            (1)%(a)
      Oppenheimer VAF - Multiple Strategies Fund:
         Tax qualified ..............................         68,697                 15.770381   1,083,378             6%
         Non-tax qualified ..........................        247,152                 15.770381   3,897,681             6%
      Strong Opportunity Fund II, Inc.:
         Tax qualified ..............................        133,189                 21.513187   2,865,320             3%
         Non-tax qualified ..........................        382,615                 21.513187   8,231,268             3%
      Strong VIF - Strong Discovery Fund II:
         Tax qualified ..............................         24,676                 13.205923     325,869            11%
         Non-tax qualified ..........................         55,725                 13.205923     735,900            11%
      Strong VIF -
      Strong International Stock Fund II:
         Tax qualified ..............................         23,749                 13.499733     320,605           (13)%
         Non-tax qualified ..........................        124,119                 13.499733   1,675,573           (13)%
      Van Eck WIT - Worldwide Bond Fund:
         Tax qualified ..............................         44,271                 10.283363     455,255            (1)%
         Non-tax qualified ..........................         88,304                 10.283363     908,062            (1)%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                                                                                                                   PERIOD
                                                             UNITS                 UNIT VALUE                      RETURN(b)
                                                           --------                ----------                      ---------
      Van Eck WIT -
      Worldwide Emerging Markets Fund:
         Tax qualified ..............................         43,695                  9.780623     427,364           (13)%
         Non-tax qualified ..........................        128,086                  9.780623   1,252,761           (13)%
      Van Eck WIT - Worldwide Hard Assets Fund:
         Tax qualified ..............................         21,807                  8.217232     179,193             3%
         Non-tax qualified ..........................         49,924                  8.217232     410,237             3%
      Van Kampen LIT-
      Morgan Stanley Real Estate Securities Portfolio:
         Tax qualified ..............................         68,684                 15.349031   1,054,233            13%
         Non-tax qualified ..........................        179,230                 15.349031   2,751,007            13%
      Warburg Pincus Trust -
      Global Post - Venture Capital Portfolio:
         Tax qualified ..............................         24,071                 20.010871     481,682             4%
         Non-tax qualified ..........................         46,553                 20.010871     931,566             4%
      Warburg Pincus Trust -
      International Equity Portfolio:
         Tax qualified ..............................         88,725                 14.317097   1,270,284            (9)%
         Non-tax qualified ..........................        452,226                 14.317097   6,474,564            (9)%
      Warburg Pincus Trust -
      Small Company Growth Portfolio:
         Tax qualified ..............................        194,663                 20.759895   4,041,183             2%
         Non-tax qualified ..........................        550,263                 20.759895  11,423,402             2%
                                                            ========                 =========

      Reserve for annuity contracts in payout phase:
         Tax qualified ..............................                                               60,570
         Non-tax qualified ..........................                                               43,247
                                                                                               -----------

                                                                                              $504,965,767
                                                                                               ===========



(a) This investment option was not being utilized for the entire period. Accordingly, the period return was computed for such period as the investment option was utilized.

(b) The period return does not include contract charges satisfied by surrendering units.




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                                       27
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